Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,053,475	$ 5,410,003
Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,496,404	4,760,129
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	165,714	187,119
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	59,349	92,640
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	195,703	244,915
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	136,305	125,200
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	773,816	830,524
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	655,154	741,006
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	5,279	14,015
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	6,361	7,187
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	79,419	44,890
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	27,603	23,426
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,273,389	1,473,471
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,058,843	1,100,430
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	76,722	117,058
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	11,083	53,770
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	66,313	125,006
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	60,428	77,207
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,664,687	1,688,563
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,449,822	1,521,243
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	83,581	42,353
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	40,510	29,936
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	48,543	73,187
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	42,231	21,844
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	121,599	96,791
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	121,188	94,973
Commercial real estate: multifamily | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		1,345
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	411	473
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	495,722	533,455
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	490,924	526,504
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	132	2,237
Residential: first lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	974	1,747
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	1,402	952
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	2,290	2,015
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	400,148	415,527
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	397,861	415,021
Residential: junior lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	319
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	6	307
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,962	199
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	94,109	126,047
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	92,714	125,973
Consumer | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		3
Consumer | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	41
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	20	42
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,334	29
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	230,005	245,625
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	229,898	234,979
Foreign | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		10,108
Foreign | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	61
Foreign | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		531
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 46	$ 7